RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Sep. 30, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of table sets forth the major related parties and their relationships with the Group

Name of related parties	Relationship with the Group

58.com	2024 Notes holder who appointed one of the Board members of the Company before July 12, 2021
NIO Capital and Joy Capital	Holders of senior convertible preferred shares

Schedules of amounts due from and to related parties, and transactions with related parties

Amounts due from related party

	March 31,	September 30,
	2021	2021
	RMB	RMB
Consideration receivables, net (Note 3)
58.com	129,383	—

Amounts due to related party

	March 31,	September 30,
	2021	2021
	RMB	RMB

Unpaid advertising expenses
58.com	69,434	—

Transactions with related party

	Six months ended September 30,
	2020	2021
	RMB	RMB

Advertising service provided by the related party
58.com	61,541	—

Service provided to the related party
58.com	6,707	176

Gain from the divestiture of 2B business (Note 3)
58.com	735,956	—